Members' Equity	3 Months Ended
Dec. 31, 2020
Equity [Abstract]
Members' Equity	Members’ Equity
As of December 31, 2020, the common units authorized and approved by the Board of Managers totaled 1,568,370 and the total number of Preferred Series A Units were 511,695.
On October 1, 2020, the Company granted 13,309 restricted units to certain executives which vest over a three-year period, which reduced the 2018 LTIP common units available for issuances to 135,241. See further discussion in Note 12 – Unit-Based Compensation.